1. Organization and Business (Sept 2019 Note) (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 19, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss		$ (2,555,233)	$ (1,715,152)	$ (5,007,482)	$ (1,821,852)	$ (9,277,867)	$ (5,275,101)	$ (9,003,901)	$ (4,908,736)
Net cash used in operating activities						(4,636,416)	(5,486,708)	(8,008,010)	(7,186,870)
Accumulated deficit		(62,175,450)				(62,175,450)		(50,702,486)	(41,551,497)
Stockholders equity		8,735,356	$ 9,090,612	$ (10,767,514)		8,735,356		12,839,771	15,039,846	$ 10,055,526
Current assets		5,011,296				5,011,296		5,579,582	10,834,926
Cash, Cash Equivalents, and Restricted Cash		633,561			$ 5,074,026	633,561	$ 5,074,026	3,085,026	7,498,072	$ 2,887,921
Current liabilities		8,858,575				8,858,575		4,607,919	$ 2,793,647
Working capital		$ (3,847,279)				$ (3,847,279)		$ 971,663
Warrants issued, shares								930,001
Private Placement [Member]
Warrants issued, shares								685,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Accredited Investors [Member]
Stock issued new, shares	945,894
Proceeds from issuance of equity	$ 1,757,552
Warrants issued, shares	945,894
Warrans issued for offering costs	93,000
Securities Purchase Agreement [Member] | Private Placement [Member] | The Purchaser [Member]
Warrants issued, shares	945,894